Segments (Tables)	12 Months Ended
Dec. 31, 2014
Segments [Abstract]
Summary information by segments
	For the Years Ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
Revenues
Net advertising services	610,160	863,737	1,190,158	191,819
Paid services	500,844	560,738	447,702	72,156
Total revenues	1,111,004	1,424,475	1,637,860	263,975
Cost of revenues
Net advertising services	(313,141)	(379,868)	(522,553)	(84,220)
Paid services	(318,158)	(316,487)	(259,079)	(41,756)
Total cost of revenues	(631,299)	(696,355)	(781,632)	(125,976)
Gross profit
Net advertising services	297,019	483,869	667,605	107,599
Paid services	182,686	244,251	188,623	30,400
Total gross profit	479,705	728,120	856,228	137,999